COMMITMENTS AND CONTINGENCIES (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) employee
COMMITMENTS AND CONTINGENCIES.
Purchase commitment, short-term	$ 800
Purchase commitment, mid-term	1,500
Purchase commitment, long-term	$ 1,100
Number of employees | employee	90,000
Reserves on settlement	$ 62